Summary of Changes In Fair Value Of Yorkville Convertible Note (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on debt issuance			$ 653,208
Repayment in cash of Yorkville convertible notes	$ (3,640,000)	$ (750,000)	(750,000)
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2023		1,766,000	1,766,000
Balance at December 31, 2024				1,766,000
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2023		$ 1,766,000	1,766,000
Issuance of Yorkville convertible note	3,150,000		2,250,000
Loss on debt issuance	252,000		171,000
Repayment in cash of Yorkville convertible notes	(3,640,000)		(750,000)
Change in fair value	238,000		693,000
Balance at December 31, 2024				$ 1,766,000
Payment in shares to settle Yorkville convertible notes			$ (4,130,000)